Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock (Par Value) [Member]	Capital Surplus[Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Stock [Member]	Total
Beginning balance at Dec. 31, 2008	$ 46,249	$ 104,062	$ 230,613	$ (6,732)	$ (88,729)	$ 285,463
Comprehensive income:
Cumulative effect of adoption of FASB ASC 320	0	0	1,561	(1,561)	0	0
Net income	0	0	42,645	0	0	42,645
Other comprehensive gain (loss), net of deferred income taxes
Unrealized gain (loss) on securities, net of tax	0	0	0	11,442	0	11,442
Unrealized loss on interest rate floors , net of tax	0	0	0	(6,224)	0	(6,224)
Change in underfunded pension liability, net of tax	0	0	0	521	0	521
Total comprehensive income						48,384
Cash dividends declared	0	0	(21,652)	0	0	(21,652)
Stock-based compensation expense	0	(1,135)	0	0	1,699	564
Exercise of stock options	0	(10)	0	0	39	29
Purchase of common shares for treasury	0	0	0	0	(3,886)	(3,886)
Ending balance at Dec. 31, 2009	46,249	102,917	253,167	(2,554)	(90,877)	308,902
Comprehensive income:
Net income	0	0	38,960	0	0	38,960
Other comprehensive gain (loss), net of deferred income taxes
Unrealized gain (loss) on securities, net of tax	0	0	0	2,902	0	2,902
Unrealized loss on interest rate floors , net of tax	0	0	0	(2,768)	0	(2,768)
Change in underfunded pension liability, net of tax	0	0	0	(77)	0	(77)
Total comprehensive income						39,017
Cash dividends declared	0	0	(21,222)	0	0	(21,222)
Stock-based compensation expense	0	137	0	0	693	830
Exercise of stock options	0	3	0	0	233	236
Purchase of common shares for treasury	0	0	0	0	(12,902)	(12,902)
Ending balance at Dec. 31, 2010	46,249	103,057	270,905	(2,497)	(102,853)	314,861
Comprehensive income:
Net income	0	0	40,678	0	0	40,678
Other comprehensive gain (loss), net of deferred income taxes
Unrealized gain (loss) on securities, net of tax	0	0	0	(196)	0	(196)
Unrealized loss on interest rate floors , net of tax	0	0	0	(295)	0	(295)
Change in underfunded pension liability, net of tax	0	0	0	(919)	0	(919)
Total comprehensive income						39,268
Cash dividends declared	0		(20,533)	0	0	(20,533)
Stock-based compensation expense	0	283	0	0	783	1,066
Exercise of stock options	0	(5)	0	0	267	262
Purchase of common shares for treasury	0	0	0	0	(23,790)	(23,790)
Ending balance at Dec. 31, 2011	$ 46,249	$ 103,335	$ 291,050	$ (3,907)	$ (125,593)	$ 311,134